Shareholder Report, Holdings (Details)	May 31, 2024
C000017685 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000017685 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017685 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088012 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000088012 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088012 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189766 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000189766 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189766 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017686 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000017686 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017686 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017688 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000017688 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017688 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017689 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000017689 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017689 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000017691 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000017691 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017691 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000189767 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000189767 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189767 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000088013 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000088013 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088013 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000088014 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000088014 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088014 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000017692 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000017692 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%